Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant, and Equipment	Property, Plant and Equipment
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Assets under construction	Land	Hydro	Wind and Solar	Gas generation	Energy Transition	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2023	1,234	90	884	3,593	4,423	3,914	306	14,444
Additions(2)	279	—	—	—	10	—	22	311
Acquisitions (Note 4)	11	—	—	—	401	—	—	412
Disposals	—	(2)	—	—	(1)	(3)	—	(6)
Changes to decommissioning and restoration costs (Note 24)	—	—	16	9	13	—	—	38
Retirement of assets	—	—	(10)	(12)	(16)	—	—	(38)
Change in foreign exchange rates	28	2	—	124	—	146	2	302
Transfer to intangible assets (Note 21)	—	—	—	—	(163)	—	—	(163)
Transfers of assets(3)	(1,432)	—	43	1,205	163	14	7	—
Transfers to finance lease receivable (Note 17)	—	—	—	—	(48)	—	—	(48)
As at Dec. 31, 2024	120	90	933	4,919	4,782	4,071	337	15,252
Additions	243	—	—	2	—	—	4	249
Disposals	—	(2)	—	—	—	(2)	—	(4)
Impairment reversals (charges) (Note 7)	31	—	—	(17)	—	—	—	14
Changes to decommissioning and restoration costs (Note 24)	—	—	—	19	16	1	—	36
Retirement of assets	—	—	(8)	(10)	(15)	(8)	—	(41)
Change in foreign exchange rates	2	(1)	—	(93)	13	(86)	—	(165)
Transfers of assets(3)	(214)	17	66	30	106	—	(5)	—
Transfers to assets held for sale (Note 18)	(30)	—	—	—	—	—	—	(30)
As at Dec. 31, 2025	152	104	991	4,850	4,902	3,976	336	15,311
Accumulated depreciation
As at Dec. 31, 2023	—	—	499	1,337	3,049	3,743	102	8,730
Depreciation	—	—	37	170	221	62	28	518
Retirement of assets	—	—	(9)	(9)	(15)	—	—	(33)
Disposals	—	—	—	—	—	(2)	—	(2)
Change in foreign exchange rates	—	—	—	23	1	138	—	162
Transfers to intangible assets (Note 21)	—	—	—	—	(143)	—	—	(143)
As at Dec. 31, 2024	—	—	527	1,521	3,113	3,941	130	9,232
Depreciation	—	—	35	180	269	45	18	547
Retirement of assets	—	—	(7)	(7)	(14)	(8)	—	(36)
Disposals	—	—	—	—	—	(3)	—	(3)
Change in foreign exchange rates	—	—	—	(12)	2	(84)	—	(94)
As at Dec. 31, 2025	—	—	555	1,682	3,370	3,891	148	9,646
Carrying amount
As at Dec. 31, 2024	120	90	406	3,398	1,669	130	207	6,020
As at Dec. 31, 2025	152	104	436	3,168	1,532	85	188	5,665
(1)Includes major spare parts and standby equipment available, but not in service.
(2)In 2024, the Company capitalized $16 million of interest to PP&E at a weighted average rate of 6.52 per cent.
(3)Includes transfers of assets upon commissioning to assets in service and other movements.
Mothballing of Sheerness Unit 1 and Sundance Unit 6
On Dec. 18, 2025, the Company provided notice to the Alberta Electric System Operator that Sheerness Unit 1 will be temporarily mothballed effective April 1, 2026, for a period of up to two years.
On April 1, 2025, the Company mothballed the Sundance Unit 6 facility for a period of up to two years depending on market conditions.
The Company maintains the flexibility to return the mothballed units to service when market fundamentals improve or opportunities to contract are secured.
Assets under Construction
During the year ended Dec. 31, 2024, the Company achieved commercial operations at the White Rock and Horizon Hill wind facilities. Costs were transferred from assets under construction to the Wind and Solar segment.